Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (2,932,213)	$ (3,563,138)
Adjustments to reconcile net loss to net cash used in operating activities
Income from accounts payable written-off		(146,662)
Realized actuarial gain of post-employment benefits		(46,805)
Depreciation, depletion and amortization	282,948	287,760
Amortization of deferred charges	40,094	29,939
Share-based compensation	651,852	1,549,707
Issuance of ordinary shares for service fee settlement	274,400	155,555
Changes in operating assets and liabilities
Accounts receivable, net	472,897	(87,570)
Other assets – current	(692,264)	(300,449)
Other assets - non current	(84,368)	7,307
Accounts payable	(58,912)	(578,987)
Other current liabilities	2,063	(12,452)
Accrued expenses	463,512	(326,350)
Taxes payable	(55,838)	(11,984)
Net cash used in operating activities	(1,635,829)	(3,044,129)
Cash flows from investing activities
Cash paid for short-term investment	(307,500)
Cash paid for oil and gas property	(892,183)	(165,994)
Net cash used in investing activities	(1,199,683)	(165,994)
Cash flows from financing activities
Proceeds from (Repayment of) bank loan		(125,289)
Net cash used in financing activities		(125,289)
Effect of exchange rate changes on cash
Net change in cash and cash equivalents, and restricted cash	(2,835,512)	(3,335,412)
Cash and cash equivalents, and restricted cash at beginning of period	9,403,499	16,072,169
Cash and cash equivalents, and restricted cash at end of period	6,567,987	12,736,757
Cash paid for:
Interest	9,437	5,787
Non-cash investing and financing activities
Acquisition of asset retirement obligation		43,019
Settlement of asset retirement obligation by accounts receivable		$ 265,363